CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	AOCI	Noncontrolling Interests	Treasury Stock	Total
Balance at Dec. 31, 2017	$ 41	$ 33,029,075	$ (30,282,518)	$ (511,219)			$ 2,235,379
Net income (loss)			(5,065,534)				(5,065,534)
Unrealized gains (losses) on investments				(1,306,795)			(1,306,795)
Balance at Dec. 31, 2018	41	33,029,075	(35,348,052)	(1,818,014)			(4,136,950)
Net income (loss)			(3,989,684)				(3,989,684)
Xenith note interest waived		845,536					845,536
Xenith note conversion	1,855	19,098,145					19,100,000
Class C preferred stock conversion	146	1,499,854					1,500,000
Change in equity of noncontrolling interests					$ 48,661		48,661
Unrealized gain(losses) on foreign currency				2,214,614			2,214,614
Balance at Sep. 30, 2019	2,042	54,472,610	(39,337,736)	396,600	48,661		15,582,177
Balance at Dec. 31, 2018	41	33,029,075	(35,348,052)	(1,818,014)			(4,136,950)
Net income (loss)			(5,733,658)				(5,733,658)
Xenith note interest waived		845,536					845,536
Xenith note conversion	1,855	19,098,145					19,100,000
Class C preferred stock conversion	146	1,499,854					1,500,000
Employee stock options		21,745					21,745
Change in equity of noncontrolling interests					124,477		124,477
Unrealized gains (losses) on investments				2,291,413			2,291,413
Unrealized gain(losses) on foreign currency				146,185			146,185
Balance at Dec. 31, 2019	2,042	54,494,355	(41,081,710)	619,584	124,477		14,158,748
Net income (loss)			(526,123)				(526,123)
Capital raise, net of $285,468 related expenses	677	14,940,856					14,941,533
Reverse stock split fractions retire						$ (175,333)	(175,333)
Employee stock options		54,827					54,827
Purchase of remaining 49% of 1505 Capital LLC		(375,523)			$ (124,477)		(500,000)
Unrealized gains (losses) on investments				(2,875,489)			(2,875,489)
Balance at Sep. 30, 2020	$ 2,719	$ 69,114,515	$ (41,607,833)	$ (2,255,905)		$ (175,333)	$ 25,078,163